OTHER NON-CURRENT LIABILITY (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
OTHER NON-CURRENT LIABILITY
Consideration refund payable	¥ 62,255	$ 9,769	¥ 62,255
Other noncurrent payable	4,428	695	13,638
Less: current portion	(35,544)	(5,578)	(23,118)
Total	¥ 31,139	$ 4,886	¥ 52,775